Inventories, Net - Schedule of Reserve for Obsolete Inventories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reserve for Obsolete Inventories [Abstract]
Balance at December 31,	$ 16,756	$ 17,234
Reserve for obsolete inventories	3,832
Foreign exchange difference	365	(404)
Balance at June 30 (Unaudited)	$ 20,953	$ 16,830